Distribution of the Bank's profit, etc. - EPS Diluted (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Diluted earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 3,231	€ 3,752
Remuneration of contingently convertible preference shares (CCP) (millions of euros)	(298)	(266)
Profit attributable to ordinary equity holders of parent including dilutive effects	2,933	3,486
Profit or Loss from continuing operations (net of non-controlling interests and CCP) (millions of euros)	€ 2,933	€ 3,486
Weighted average number of shares outstanding	16,231,374,256	16,129,055,793
Dilutive effect of options/rights on shares	41,832,881	45,858,082
Adjusted number of shares	16,273,207,137	16,174,913,875
Total diluted earnings (loss) per share	€ 0.180	€ 0.220
Diluted earnings per share from continuing operations (euros)	€ 0.180	€ 0.220